Other Long-Term Liabilities	12 Months Ended
Dec. 31, 2022
Other Liabilities Disclosure [Abstract]
Other Long-Term Liabilities

15. Other Long-Term Liabilities

Other long-term liabilities consist of the following:

(in thousands)	December 31, 2022	December 31, 2021
Legal settlement – noncurrent (See Note 24)	$-	$5,625
Other	21	24
Total	$21	$5,649